Other Current Assets, Net - Schedule of Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Current Assets [Abstract]
Prepaid operating costs and miscellaneous daily expenses		¥ 18,411		¥ 20,802
Equity investments with readily determinable fair value	[1]	13,755		96,343
Other		447		4,202
Total		¥ 32,613	$ 4,468	¥ 121,347

[1]	This amount mainly represents an equity investment of AIFU in Cheche Technology Inc. (“Cheche”), which was listed in Nasdaq on September 18, 2023. As of December 31, 2024, the Group holds 3.1645% equity interests in Cheche. The Group measures the equity interests in Cheche at fair value and recorded a loss of RMB82,499 from fair value change in the consolidated statement of income and comprehensive income for the year ended December 31, 2024.